OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

January 23, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer International Equity Fund Post-Effective Amendment No. 54 under the Securities Act and Amendment No. 57 under the Investment Company Act File Nos. 33-34720; 811-06105

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer International Equity Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 54 under the Securities Act and Amendment No. 57 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act . Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Oppenheimer International Growth and Income Fund’s Registration Statement filed October 14, 2016. The Amendment is not able to be effectively tagged to indicate changes from Post-Effective Amendment No. 52 to the Fund’s Registration Statement or the Oppenheimer International Growth and Income Fund’s Registration Statement due to a system upgrade. A marked version of the Amendment will be sent to the Commission Staff upon request.

The material differences between the disclosure in the October 14, 2016 filing and the Amendment are:

Prospectus Differences

The offering of New Class T Shares - The Prospectus and Statement of Additional Information (the “SAI“) contained in the Amendment have been revised to add disclosure describing the features of the Fund’s Class T shares, which are being registered with the Amendment. Additionally, the investment objective, and the sections titled “Principal Investment Strategies”, “Principal Risks” and “About the Fund’s Investments” vary to reflect the particular strategies and associated risks attendant to each fund.

SAI Differences

The offering of New Class T Shares - The Prospectus and Statement of Additional Information (the “SAI”) contained in the Amendment have been revised to add disclosure describing the features of the Fund’s Class T shares, which are being registered with the Amendment. Additionally, the sections titled “Additional Information About the Fund’s Investment Policies and Risks,” “The Fund’s Main Investment Policies,” and “Other Investments and Investment Strategies” vary to reflect the particular strategies and associated risks attendant to each fund.

We anticipate that an amendment to the Registration Statement will be filed on or about March 24, 2017, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended November 30, 2016; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective 60 days from today pursuant to paragraph (a)(1) of Rule 485, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor Edwards, Esq.
Vice President & Senior Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Adrienne M. Ruffle
Adrienne M. Ruffle Associate Counsel

cc:	Valerie Lithotomos, Esq. Kramer Levin Naftalis & Frankel LLP KPMG LLP Joseph Beneditti, Esq. Gloria LaFond